SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Intangible assets useful lives	7 years
Warranty income (expense)	$ 654	$ (83)	$ 437
Warranty provision	1,452	2,106
Trade receivables sold	10,422	6,968
Accrued severance pay	8,539	7,409
Financial expense related to factoring arrangements	506	585	553
Severance expense	$ 2,336	$ 2,107	$ 1,852
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	3,473,312	2,426,689	4,668,032
Impairment of long lived assets
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years